SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2015
SEGMENT INFORMATION
SEGMENT INFORMATION

19.   SEGMENT INFORMATION

Reportable segment

The Company’s chief operating decision maker (“CODM”) is the chief executive officer of the Company. The CODM evaluates performance based on profit or loss from operations before income taxes. In 2014, the Company’s solar power projects segment, which is engaged in the construction, sale and operation of solar power projects, met the criteria of quantitative threshold according to ASC 280-10-50-10. Therefore, beginning in 2014, the Company reports its financial performance based on the two segments: manufacturing segment and solar power projects segment. The following segment information has been presented on this basis for all periods presented.

The manufacturing segment is comprised of the production of mono- and multi-crystalline silicon ingots, wafers, cells and related products and the subsequent assembly and marketing of solar modules, which are panels packed with interconnected solar cells that convert sunlight into electricity. The solar power projects segment develops and constructs solar energy project systems that will be sold to third party buyers upon completion.  This segment also operates solar power project systems under PPAs with utility or grid operators for which the segment derives revenue from the sale of electricity. The solar power projects segment also provides solar power project services or EPC services that integrate the design, installation, financing, monitoring, operations and maintenance portions of the downstream solar market for customers.

The following information has been presented on this basis for all periods presented.

The basis for attributing revenue from external customers to individual countries is the customers’ country of incorporation.

The following table set forth the results of operations of the Company’s segments and reconciliation with the Company’s consolidated results of operations for year ended Dec 31, 2013, 2014 and 2015:

	2013	2014	2015
	$	$	$
Net sales:
Manufacturing	1,796,330,550	2,402,964,217	3,389,365,841
Solar power projects	16,875,491	138,974,752	168,730,989
Intersegment elimination(1)	(38,235,418)	(255,819,590)	(522,584,927)

Consolidated net sales	1,774,970,623	2,286,119,379	3,035,511,903

Revenue with other segment:
Manufacturing	38,235,418	255,819,590	522,584,927
Solar power projects	—	—	—

Total revenue within segments(2)	38,235,418	255,819,590	522,584,927

Gross Profit(Loss):
Manufacturing	228,506,902	372,204,110	618,814,729
Solar power projects	(10,313,000)	29,927,952	81,088,461
Intersegment elimination(3)	—	(16,560,356)	(133,269,865)

Consolidated gross profit	218,193,902	385,571,706	566,633,325

Depreciation and amortization:
Manufacturing	115,353,638	110,410,566	117,549,686
Solar power projects	1,434,407	2,547,110	17,437,107

Consolidated depreciation and amortization	116,788,045	112,957,676	134,986,793

Interest income:
Manufacturing	3,888,514	2,318,578	1,163,127
Solar power projects	69,951	474,871	1,698,774

Consolidated interest income	3,958,465	2,793,449	2,861,901

Interest expense:
Manufacturing	48,158,258	34,269,302	50,843,960
Solar power projects	286,597	617,089	1,407,759

Consolidated interest expense	48,444,855	34,886,391	52,251,719

Equity in (loss) income of equity method investees
Manufacturing	(746,434)	(198,148)	1,741,279
Solar power projects	—	—	—

Consolidated equity in (loss) income of equity method investees	(746,434)	(198,148)	1,741,279

(Loss) income before income taxes :
Manufacturing	(67,179,476)	86,171,944	206,472,949
Solar power projects	(18,086,755)	7,136,135	39,281,290
Intersegment elimination(4)	—	(16,560,356)	(129,961,856)

Consolidated (loss) income before income taxes	(85,266,231)	76,747,723	115,792,383

(1)	Represents revenues generated from the sales of modules from the manufacturing segment to the solar power projects segment, which are eliminated to prevent double-recording such revenue.
(2)	Represents intersegment sales between manufacturing segment and solar power projects segment.
(3)	Represents unrealized profit generated from the sales of modules from the manufacturing segment to the solar power projects segment, which are eliminated to prevent double-recording such profit.
(4)

Represents unrealized profit generated from the sales of modules from the manufacturing segment to the solar power projects segment and personnel expenses charged from the manufacturing segment to the solar power projects segment.

	2013	2014	2015
	$	$	$
Expenditure for additions to long-lived assets
Manufacturing	59,486,690	130,477,581	327,044,399
Solar power projects	41,057,009	340,660,329	439,497,194
Intersegment elimination	—	—	—

Consolidated expenditure for additions to long-lived assets	100,543,699	471,137,910	766,541,593

Segment assets

	As of December 31,
	2014	2015
	$	$
Investment in equity affiliates
Manufacturing	25,568,061	27,781,818
Solar power projects	—	—
Intersegment elimination	—	—

Consolidated investment in equity affiliates	25,568,061	27,781,818

Total assets
Manufacturing	3,149,273,358	6,636,310,240
Solar power projects	581,951,615	3,158,454,186
Intersegment elimination(1)	(531,659,163)	(5,100,810,019)

Consolidated total assets	3,199,565,810	4,693,954,407

(1)	Consists primarily of elimination of the manufacturing segment’s equity interest in the solar power projects segment and intersegment balances.

Geographic segment

The following table summarizes the Company’s net sales by geographic locations:

	Years ended December 31,
	2013	2014	2015
	$	$	$
Europe:
- United Kingdom	211,643,719	133,219,284	159,236,306
- Germany	184,119,841	23,171,814	26,123,420
- Spain	40,628,366	2,764,543	71,092,969
- Italy	28,309,524	7,580,206	12,687,223
- France	19,516,030	18,343,666	23,242,856
- Others	64,339,439	34,211,717	39,297,773

Europe Total	548,556,919	219,291,230	331,680,547
China	591,070,936	747,810,766	864,108,403
United States	302,269,459	634,445,686	1,053,637,162
Japan	147,402,872	457,901,483	345,567,300
India	79,105,375	67,359,182	242,950,166
Others	106,565,062	159,311,032	197,568,325

Total net sales	1,774,970,623	2,286,119,379	3,035,511,903

A majority of the identifiable long-lived assets of the Company are located in the PRC.